Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from operations	$ (5,409,322)	$ (1,233,892)	$ (2,709,596)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	116,358	97,213	60,649
Share-based compensation	166,571	154,450	126,769
Financial expense (income)	5,781	7,014	23,567
Remeasurement of convertible promissory notes	(41,696)
Increase in short-term bank credit	1,495
Decrease (increase) in trade receivables, net	2,905,752	(504,396)	(1,383,810)
Decrease (increase) in other current assets and prepaid expenses	55,430	(149,640)	186,782
Increase in inventories	(251,774)	(649,663)	(977,922)
Increase in Severance pay fund	(48,843)	(13,410)	(5,330)
Increase (decrease) in trade payables	(525,095)	(58,054)	131,276
Increase (decrease) in other current liabilities	(450,176)	151,602	633,009
Decrease in current liabilities from related parties	3,693	8,089
Increase (decrease) in accrued severance pay	63,077	(28,896)	43,449
Net cash used in operating activities	(3,408,749)	(2,219,583)	(3,871,157)
Cash flows from investing activities:
Investment in short-term bank deposits		(7,500,000)	(6,000,000)
Proceeds from short-term bank deposits		10,652,059	12,000,000
Investment in marketable equity securities			(200,000)
Proceeds from marketable equity securities			108,857
Purchase of property and equipment	(22,700)	(190,994)	(90,508)
Net cash provided by (used in) investing activities	(22,700)	2,961,065	5,818,349
Cash flows from financing activities:
Issuance of convertible promissory notes	2,000,000
Increase in short-term bank credit, net	1,990,655	9,345
Repurchase of treasury shares			(119,536)
Exercise of options and warrants	29,286
Repayment of loan from shareholders	(330,630)	(498,781)
Net cash provided by (used in) financing activities	3,689,311	(489,436)	(119,536)
Increase in cash, cash equivalents and restricted deposits	257,862	252,046	1,827,656
Cash, cash equivalents and restricted deposits at the beginning of the year	2,335,232	2,083,186	255,530
Cash, cash equivalents and restricted deposits at the end of the year	2,593,094	2,335,232	2,083,186
Supplementary disclosure on cash flows:
Interest paid	102,096	2,572	5,934
Interest received	14,849	255,204	157,627
Supplemental disclosures of non-cash flow information:
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 41,235	$ 139,254